Annual Total Returns- Vanguard Total Bond Market II Index Fund (Institutional) [BarChart] - Institutional - Vanguard Total Bond Market II Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.67%	3.99%	(2.20%)	5.99%	0.35%	2.62%	3.60%	(0.03%)	8.69%	7.38%